DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2025
Depreciation And Amortization
DEPRECIATION AND AMORTIZATION

35)	DEPRECIATION AND AMORTIZATION

	R$ thousands
	Year ended December 31
	2025	2024	2023
Amortization expenses	(4,617,792)	(3,806,020)	(3,463,989)
Depreciation expenses	(2,445,475)	(2,565,076)	(2,561,255)
Total	(7,063,267)	(6,371,096)	(6,025,244)